INCOME STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Significant Changes in Contract Liabilities
The table below describes significant changes in contract liabilities:

	New Israeli Shekels in millions
	Deferred revenues from Hot mobile *	Other deferred revenues*
Balance at January 1, 2018	195	46
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(21)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	20
Balance at December 31, 2018	164	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	(31)	(19)
Increases due to cash received, excluding amounts recognized as revenues during the year	-	27
Balance at December 31, 2019	133	53

* Current and non-current deferred revenues.

Schedule of Disaggregation of Revenues
	Year ended December 31, 2019 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	990	513	(87)	1,416
Segment revenue - Services to business customers	808	412	(76)	1,144
Segment revenue - Services revenue total	1,798	925	(163)	2,560
Segment revenue - Equipment	571	103		674
Total Revenues	2,369	1,028	(163)	3,234

	Year ended December 31, 2018 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,045	418	(95)	1,368
Segment revenue - Services to business customers	798	434	(76)	1,156
Segment revenue - Services revenue total	1,843	852	(171)	2,524
Segment revenue - Equipment	643	92		735
Total Revenues	2,486	944	(171)	3,259

	Year ended December 31, 2017 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	1,126	320	(98)	1,348
Segment revenue - Services to business customers	852	457	(75)	1,234
Segment revenue - Services revenue total	1,978	777	(173)	2,582
Segment revenue - Equipment	610	76		686
Total Revenues	2,588	853	(173)	3,268

Schedule of Cost of Revenues
Cost of revenues	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Transmission, communication and content providers	738	742	746
Cost of equipment and accessories	519	543	500
Depreciation and amortization	477	457	603
Wages, employee benefits expenses and car maintenance	293	310	312
Costs of handling, replacing or repairing equipment	75	73	71
Operating lease, rent and overhead expenses	184	184	73
Network and cable maintenance	97	109	99
Internet infrastructure and service providers	95	143	173
IT support and other operating expenses	61	56	57
Amortization of deferred expenses - rights of use	40	47	28
Other	48	36	45
Total cost of revenues	2,627	2,700	2,707

Schedule of Selling and Marketing Expenses
Selling and marketing expenses	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Wages, employee benefits expenses and car maintenance	106	111	102
Advertising and marketing	44	46	44
Selling commissions, net	29	27	28
Depreciation and amortization	54	77	106
Operating lease, rent and overhead expenses	23	19	4
Other	13	13	17
Total selling and marketing expenses	269	293	301

Schedule of General and Administrative Expenses
General and administrative expenses	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Wages, employee benefits expenses and car maintenance	79	76	85
Professional fees	22	21	21
Credit card and other commissions	14	14	13
Depreciation	9	11	14
Other	20	26	16
Total general and administrative expenses	144	148	149

Schedule of Employee Benefit Expense
Employee benefit expense	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Wages, employee benefits expenses and car maintenance,
before capitalization	503	543	543
Less: expenses capitalized (notes 10, 11)	(77)	(92)	(96)
Service costs: defined benefit plan (note 16(2))	15	11	12
Service costs: defined contribution plan (note 16(1))	17	20	23
Employee share based compensation expenses (note 21(b))	20	15	17
	478	497	499